Deferred compensation plans (Tables)	12 Months Ended
Mar. 31, 2013
SAR Plan A, Weighted-average assumptions

The weighted-average assumptions used in each of the years were as follows:

	Year ended March 31
	2011	2012	2013
Expected volatility	40.51%	41.78%	43.11%
Expected dividends yield	1.73%	3.31%	2.12%
Expected lives (in years)	6	6	7
Risk-free interest rate	0.76%	0.63%	0.45%

Activity relating to SAR Plan A

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2013:

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2012	15,354,300	¥988	3.9
Granted	2,857,000	298
Exercised	(18,000)	478
Forfeited	(171,000)	896
Expired	(1,476,800)	1,120

Outstanding as of March 31, 2013	16,545,500	¥848	3.8

Exercisable as of March 31, 2013	10,880,700	¥1,134	2.7

Activity relating to SAR Plan B

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2013:

	Outstanding (number of shares)	Weighted-Average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2012	114,375,600	¥544	5.6
Granted	55,589,300	298
Exercised	(47,317,900)	584
Forfeited	(5,103,600)	378

Outstanding as of March 31, 2013	117,543,400	¥419	5.7

Exercisable as of March 31, 2013	15,856,000	¥714	4.1

Activity related to NSUs and CSUs

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2013:

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2012	68,410,978	¥373		33,096,488	¥373
Granted	38,795,388	308	(1)	75,425,312	260	(1)
Vested	(39,569,233)	355	(2)	(32,433,846)	338	(2)
Forfeited	(5,105,557)			(5,351,130)

Outstanding as of March 31, 2013	62,531,576	¥583	(3)	70,736,824	¥316	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2013

Activity related to MYPD awards

The following table presents activity relating to MYPD awards for the year ended March 31, 2013:

	Outstanding (number of shares)(2)	Stock price
Granted	28,697,850	¥298	(1)
Forfeited	(1,542,900)	298

Outstanding as of March 31, 2013	27,154,950	¥298

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted during the year.
(2)	Based on the probable number of SARs which will be issued on conversion of notional performance units at the end of the performance period.

Activity relating to NIUs

The following table presents activity relating to NIUs for the year ended March 31, 2013:

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2012	36,871,138	$3,320
Granted	46,783,794	2,982	(2)
Vested	(29,201,184)	3,398	(3)
Forfeited	(4,692,807)

Outstanding as of March 31, 2013	49,760,941	$3,674	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2013.